Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Short Duration Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 61 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 61 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund-of-funds” and seeks to achieve its investment objective of total return primarily by allocating assets among other registered investment companies managed by Eaton Vance and its affiliates that invest in different asset classes (the “Portfolios”). The Fund also may invest in securities and other instruments directly. Total return is defined as income plus capital appreciation. In making allocation decisions, the Fund’s portfolio managers take market and other factors into consideration. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. Set forth below is a description of the Fund’s investment approach, the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios and its direct investments.

The Fund has a flexible investment strategy and will invest in a variety of securities and other investments and use a variety of investment techniques in pursuing its investment objective. The Fund seeks investment in, but not limited to, foreign and domestic securities and other instruments, mortgage-backed securities (“MBS”) and asset-backed securities, commercial mortgage-backed securities, collateralized loan obligations, stripped securities, preferred and convertible securities, bank instruments, high yield corporate debt, loans, other fixed-income securities, sovereign nations including emerging markets and so-called frontier markets (such as currencies, interest rates and debt instruments issued or guaranteed by sovereign entities), municipal investments, and commodities-related investments. The Fund may invest up to 20% of its net assets in equity securities and may invest up to 10% of its net assets in municipal securities. The Fund may have significant investment in a geographic region or country. Under normal market conditions, the Fund’s average duration will not exceed 3.5 years.

The Fund expects to achieve certain investment exposures through purchasing and selling derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to seek to enhance total return; to hedge against fluctuations in securities prices, interest rates or currency exchange rates; to change the effective duration of its portfolio; to manage certain investment risks; and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund’s use of derivatives may be extensive and there is no stated limit on their use.

The Fund will maintain an average credit rating of at least investment grade (BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service (“Moody’s”)). The Fund’s average credit rating will be the weighted-average of (i) the average credit ratings of the Portfolios in which it invests and (ii) the securities it holds directly. While the Fund’s average credit rating will be investment grade, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody’s) or in unrated securities considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments).

The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments and short sales. The Fund may invest in Portfolios that acquire investments with borrowings. The Fund may enter into forward commitments to purchase U.S. Government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of each such Fund’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Fund may enter into forward commitments to sell generic U.S. Government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings.

In managing the Fund, the investment adviser adjusts investments based on its macroeconomic views and analysis in an effort to take advantage of differences in investment sectors, such as U.S. government, investment grade and below investment grade credit markets, and foreign sectors (primarily focused on sovereign debt, currencies and interest rates). The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures.

The Fund may gain exposure to commodities by investing in certain Portfolios and registered investment companies managed by Eaton Vance and its affiliates that invest in commodities and commodities-related investments. Each such fund/Portfolio may invest up to 25% of its total assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands, which invests primarily in commodities-related investments, as well as securities and other instruments in which such fund/Portfolio is permitted to invest (the “Subsidiary”).

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

The Fund is a “fund-of-funds” and seeks to achieve its investment objective of total return primarily by allocating assets among other registered investment companies managed by Eaton Vance and its affiliates that invest in different asset classes (the “Portfolios”). The Fund also may invest in securities and other instruments directly. Total return is defined as income plus capital appreciation. In making allocation decisions, the Fund’s portfolio managers take market and other factors into consideration. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. Set forth below is a description of the Fund’s investment approach, the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios and its direct investments.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience period of relatively high volatility in an environment where U.S. treasury yields are rising.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Emerging Markets Investment Risk. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve greater risks than developed market securities. The foregoing risks may be greater in frontier markets.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities, causing them to be more volatile. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The Fund may own individual investments that have longer durations than the average duration of the Fund. In a rising interest rate environment, the durations of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Stripped Securities Risk. Stripped Securities (“Strips”) are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Classes may receive only interest distributions (interest-only “IO”) or only principal (principal-only “PO”). Strips are particularly sensitive to changes in interest rates because this may increase or decrease prepayments of principal. A rapid or unexpected increase in prepayments can significantly depress the value of IO Strips, while a rapid or unexpected decrease can have the same effect on PO Strips.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments as described herein.

Municipal Obligation Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying asset, rate, index or instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the asset, index, rate or instrument underlying the investment.

Leverage Risk. Certain fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Commodity-Related Investments Risk. The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes are unpredictable. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.

As noted above, the Fund expects to invest in the Subsidiary, which invests in commodity-related investments, as well as other permitted instruments. The Subsidiary is subject to the laws of the Cayman Islands and is not subject to U.S. laws, including securities laws and their protections and provisions of the Internal Revenue Code (the “Code”). Because the Subsidiary is not registered under U.S. federal securities laws, it may not be able to negotiate terms with its counterparties that are equivalent to those of a registered fund. As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Subsidiary to operate as described, and could adversely affect the Fund’s investment approach. In addition, commodity-related investments generally generate income that is not qualifying income for purposes of meeting source of income tests applicable to mutual funds under the Code. The Internal Revenue Service (“IRS”) has issued proposed regulations effectively providing that the Subsidiary’s realized annual net profit, if any, will constitute “qualifying income” only to the extent it is timely and currently repatriated to the Fund or the registered fund/Portfolio (notwithstanding any previously issued private letter ruling or advice from counsel). As the Fund intends to satisfy the source of income tests under the Code, its ability to invest in commodity-related investments may become limited, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Restricted and Illiquid Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Restricted securities may also be difficult to value.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities generally possess characteristics common to both equity and debt securities. In addition to risks associated with investing in income securities, such as interest rate and credit risks, convertible and other hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Preferred Stock Risk. Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Geographic Risk. Because the Fund may invest significantly in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities sold to the counterparty or the securities which the Fund purchases with its proceeds from the agreement would affect the value of the Fund’s assets. As a result, such agreements may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be a form of borrowing by the Fund (and a loan from the counterparty), they constitute leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Borrowing Risk. Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

When-Issued and Forward Commitment Risk. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and Lipper classification average. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and Lipper classification average.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2017, the highest quarterly total return for Class A was 10.18% for the quarter ended June 30, 2009, and the lowest quarterly total return was -8.46% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2017, the SEC yield for Class A shares was 3.54%, for Class B shares was 2.96%, for Class C shares was 2.96%, for Class I shares was 3.97% and for Class R shares was 3.47%. Current yield information can be obtained by visiting www.eatonvance.com.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2017, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly total return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class I and Class R performance shown above for the period prior to April 3, 2009 and August 3, 2009 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences, returns would be different.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I and Class R performance shown above for the period prior to April 3, 2009 and August 3, 2009 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index or Lipper classification.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Short Duration Strategic Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	3.54%
Five Years	rr_AverageAnnualReturnYear05	2.10%
Ten Years	rr_AverageAnnualReturnYear10	4.00%
Eaton Vance Short Duration Strategic Income Fund | Lipper Multi-Sector Income Fund Classification Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
One Year	rr_AverageAnnualReturnYear01	6.09%
Five Years	rr_AverageAnnualReturnYear05	3.33%
Ten Years	rr_AverageAnnualReturnYear10	5.16%
Eaton Vance Short Duration Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 334
3 Years	rr_ExpenseExampleYear03	564
5 Years	rr_ExpenseExampleYear05	812
10 Years	rr_ExpenseExampleYear10	1,524
1 Year	rr_ExpenseExampleNoRedemptionYear01	334
3 Years	rr_ExpenseExampleNoRedemptionYear03	564
5 Years	rr_ExpenseExampleNoRedemptionYear05	812
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,524
Annual Return 2008	rr_AnnualReturn2008	(9.98%)
Annual Return 2009	rr_AnnualReturn2009	26.24%
Annual Return 2010	rr_AnnualReturn2010	8.04%
Annual Return 2011	rr_AnnualReturn2011	0.99%
Annual Return 2012	rr_AnnualReturn2012	8.51%
Annual Return 2013	rr_AnnualReturn2013	0.36%
Annual Return 2014	rr_AnnualReturn2014	4.34%
Annual Return 2015	rr_AnnualReturn2015	(0.81%)
Annual Return 2016	rr_AnnualReturn2016	5.54%
Annual Return 2017	rr_AnnualReturn2017	4.90%
One Year	rr_AverageAnnualReturnYear01	2.54%
Five Years	rr_AverageAnnualReturnYear05	2.36%
Ten Years	rr_AverageAnnualReturnYear10	4.22%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended October 31, 2017, the SEC yield for Class A shares was
Thirty Day Yield	rr_ThirtyDayYield	3.54%
Eaton Vance Short Duration Strategic Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.90%
Five Years	rr_AverageAnnualReturnYear05	0.58%
Ten Years	rr_AverageAnnualReturnYear10	2.38%
Eaton Vance Short Duration Strategic Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.42%
Five Years	rr_AverageAnnualReturnYear05	1.10%
Ten Years	rr_AverageAnnualReturnYear10	2.57%
Eaton Vance Short Duration Strategic Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	$ 687
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	1,962
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,962
One Year	rr_AverageAnnualReturnYear01	(0.97%)
Five Years	rr_AverageAnnualReturnYear05	1.71%
Ten Years	rr_AverageAnnualReturnYear10	3.66%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class B shares was
Thirty Day Yield	rr_ThirtyDayYield	2.96%
Eaton Vance Short Duration Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	$ 287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,159
One Year	rr_AverageAnnualReturnYear01	3.03%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Ten Years	rr_AverageAnnualReturnYear10	3.65%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class C shares was
Thirty Day Yield	rr_ThirtyDayYield	2.96%
Eaton Vance Short Duration Strategic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
One Year	rr_AverageAnnualReturnYear01	5.16%
Five Years	rr_AverageAnnualReturnYear05	3.09%
Ten Years	rr_AverageAnnualReturnYear10	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2009
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class I shares was
Thirty Day Yield	rr_ThirtyDayYield	3.97%
Eaton Vance Short Duration Strategic Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,613
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Years	rr_AverageAnnualReturnYear05	2.57%
Ten Years	rr_AverageAnnualReturnYear10	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class R shares was
Thirty Day Yield	rr_ThirtyDayYield	3.47%

[1]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Acquired Fund Fees and Expenses include interest and dividend expense, primarily on securities sold short in one or more of the Portfolios in which it invests of 0.01%.